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December 28, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds (the Trust)
485APOS Filing - Registration Statement

Ladies and Gentlemen:

On behalf of First Eagle Funds, we herewith transmit the enclosed Registration Statement as a 485APOS filing pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The accompanying Registration Statement is being filed early for your review of changes made to include a new class of shares, Class I, for the First Eagle Fund of America, as well as any corresponding changes. March 1, 2013 is our customary effective date for annual updates, so we will be working towards that date going forward.

If you have any questions concerning the Registration Statement, please call me at (212) 848-8654 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Michael P. Shin
Michael P. Shin

Enclosures

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